MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of Expected Life and Residual Values for Right-of-Use Assets (Details) - Property leases [Member] - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Residual Values	$ 0	$ 0
Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	2 years	2 years
Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	5 years	5 years